Subsequent events (Details) - Major ordinary share transactions - AUD ($) $ / shares in Units, $ in Millions		6 Months Ended
	May 22, 2019	Mar. 31, 2019
Subsequent events
Interim dividend per share determined by the Board		$ 0.94
Proposed dividend		$ 3,241
Forecast
Subsequent events
Percentage discount from market price for shares under dividend reinvestment plan	1.50%
Trading period to determine number of shares for dividend reinvestment plan	10 days